Putnam Investments, LLC
                                               One Post Office Square
                                               Boston, MA 02109
                                               October 10, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Arizona Tax Exempt Income Fund (Reg. No. 33-37992) (811-6258)
    Post-Effective Amendment No. 15 to Registration Statement on Form N-1A Putnam Florida Tax Exempt Income Fund (Reg. No. 33-35677) (811-6129) Post-Effective Amendment No. 15 to Registration Statement on Form N-1A Putnam Massachusetts Tax Exempt Income Fund (Reg. No. 33-5416) (811-4518)
    Post-Effective Amendment No. 24 to Registration Statement on Form N-1A Putnam Michigan Tax Exempt Income Fund (Reg. No. 33-8923) (811-4529) Post-Effective Amendment No. 24 to Registration Statement on Form N-1A Putnam Minnesota Tax Exempt Income Fund (Reg. No. 33-8916) (811-4527) Post-Effective Amendment No. 24 to Registration Statement on Form N-1A Putnam New Jersey Tax Exempt Income Fund (Reg. No. 33-32550) (811-5977) Post-Effective Amendment No. 15 to Registration Statement on Form N-1A Putnam Ohio Tax Exempt Income Fund (Reg. No. 33-8924) (811-4528) Post-Effective Amendment No. 24 to Registration Statement on Form N-1A Putnam Pennsylvania Tax Exempt Income Fund (Reg. No. 33-28321) (811-5802)
    Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, and Putnam Pennsylvania Tax Exempt Income Fund ("the Funds") hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. (referenced above) to the each Fund's Registration Statement on Form N-1A (the "Amendments") would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on September 30, 2003.

Comments or questions concerning this certificate may be directed to Beth Werths at 1-800-225-2465, Ext. 1-1913.

                                Very truly yours,

                                Putnam Arizona Tax Exempt Income Fund,
                                Putnam Florida Tax Exempt Income Fund
                                Putnam Massachusetts Tax Exempt Income Fund
                                Putnam Michigan Tax Exempt Income Fund
                                Putnam Minnesota Tax Exempt Income Fund
                                Putnam New Jersey Tax Exempt Income Fund
                                Putnam Ohio Tax Exempt Income Fund and
                                Putnam Pennsylvania Tax Exempt Income Fund

                            By: /s/ Gordon H. Silver
                                -------------------------------------------
                                Gordon H. Silver
                                Vice President

cc: Charles Larsen, Esq., Ropes & Gray